Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements
		Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2013
Cash equivalents	648,473	648,473	—	—
Term deposits and short term investments	556,672		556,672	—
Restricted cash	10,000	10,000	—	—
As of December 31, 2014
Term deposits and short term investments	40,000		40,000	—
Available-for-sale investment	77,093	—	—	77,093